Cover	Dec. 20, 2021
Cover [Abstract]
Entity Registrant Name	CGS INTERNATIONAL, INC.
Entity Central Index Key	0001552358
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 20, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-182566
Entity Tax Identification Number	32-0378469
Entity Address Address Line 1	1111 South Roop Street
Entity Address Address Line 2	#100
Entity Address City Or Town	Carson City
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89702
City Area Code	63 28
Local Phone Number	4412 083
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false